MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost
Balance at December 31, 2016	$457,401	$94,871	$61,812	$10,671	$9,595	$634,350
Additions	28,682	3,177	5,386	1,191	2,038	40,474
Disposals	(233)	(27)	(4,354)	-	(1,100)	(5,714)
Balance at December 31, 2017	485,850	98,021	62,844	11,862	10,533	669,110
Additions	30,377	4,480	3,411	482	1,701	40,451
Disposals	-	-	-	-	-	-
Balance at December 31, 2018	$516,227	$102,501	$66,255	$12,344	$12,234	$709,561

Accumulated amortization and impairment
Balance at December 31, 2016	$419,320	$85,563	$46,196	$9,214	$7,819	$568,112
Amortization	12,161	1,672	2,682	188	947	17,650
Disposals	-	(26)	(4,353)	-	(1,089)	(5,468)
Balance at December 31, 2017	431,481	87,209	44,525	9,402	7,677	580,294
Amortization	34,420	1,289	3,288	272	1,221	40,490
Disposals	-	-	-	-	-	-
Balance at December 31, 2018	$465,901	$88,498	$47,813	$9,674	$8,898	$620,784
Net book value
At December 31, 2017	$54,369	$10,812	$18,319	$2,460	$2,856	$88,816
At December 31, 2018	$50,326	$14,003	$18,442	$2,670	$3,336	$88,777